Unsecured senior notes (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2016 CNY (¥) item	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Apr. 30, 2016 USD ($)
Unsecured senior notes
Carrying value		¥ 7,004,464	$ 979,961	¥ 6,786,143
Unsecured senior notes
Unsecured senior notes
Number of maturities for debt issued | item	2
Aggregate principal amount | $					$ 1,000,000
Carrying value		7,004,464		6,786,143
Unamortized discount and debt issuance costs		68,436		77,057
Total principal amounts of unsecured senior notes		7,072,900		6,863,200
Debt discount	¥ 79,289
Debt issuance costs	¥ 35,727
Future principal payments for unsecured senior notes due
Due in 2021		3,536,450
Due in 2026		3,536,450
Unsecured senior notes | 3.125% notes due 2021
Unsecured senior notes
Aggregate principal amount | $					$ 500,000
Interest rate (as a percent)	3.125%				3.125%
Carrying value		¥ 3,523,467		¥ 3,413,264
Effective interest rate (as a percent)		3.37%	3.37%	3.37%
Unsecured senior notes | 3.875% notes due 2026
Unsecured senior notes
Aggregate principal amount | $					$ 500,000
Interest rate (as a percent)	3.875%				3.875%
Carrying value		¥ 3,480,997		¥ 3,372,879
Effective interest rate (as a percent)		4.15%	4.15%	4.15%